Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Fair Value of Equity Consideration [Abstract]
Schedule of the Related Information of Natures of the Assets and Liabilities	The related information of nature of the assets and liabilities is as follows:
December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$1,000	$1,000

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$910,263	$-	$19,172,009	$20,082,272
December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$995,101	$995,101

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$287,482	$-	$5,934,000	$6,221,482
Convertible preference share liabilities	-	-	7,767,238	7,767,238
	$287,482	$-	$13,701,238	$13,988,720

Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:
	Fair value at December 31, 2024	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable

Warrant liabilities	$19,172,009	Black-Scholes Model	Risk free rate-series A	4.37%	The higher the risk free rate, the higher the fair value
			Risk free rate-series B	4.40%	The higher the risk free rate, the higher the fair value
			Price volatility - series A	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Price volatility -series B	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

	Fair value at December 31, 2023	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$995,101	Net asset value	Not applicable	Not applicable	Not applicable

Warrant liabilities	$5,934,000	Black-Scholes Model	Risk free rate	3.90%	The higher the risk free rate, the higher the fair value
			Price volatility	93.45%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

Convertible preference share liabilities	$7,767,238	Option Pricing Model	Risk free rate	3.90%	The higher the risk free rate, the higher the fair value
			Price volatility	93.23%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value